Statements of Convertible Preferred Stock and Stockholders' Equity/(Deficit) - USD ($)	Total	2010 and 2012 Convertible Promissory Notes [Member]	2014 Convertible Promissory Notes [Member]	Series A and Series B Warrants [Member]	Series A Warrant Liability [Member]	Series B Warrant Liability [Member]	Series B Warrant Cashless Exercises [Member]	Common Stock [Member]	Common Stock [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Common Stock [Member] 2014 Convertible Promissory Notes [Member]	Common Stock [Member] Series A Warrant Liability [Member]	Common Stock [Member] Series B Warrant Liability [Member]	Common Stock [Member] Series B Warrant Cashless Exercises [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] 2010 and 2012 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] 2014 Convertible Promissory Notes [Member]	Additional Paid-In Capital [Member] Series A and Series B Warrants [Member]	Additional Paid-In Capital [Member] Series A Warrant Liability [Member]	Additional Paid-In Capital [Member] Series B Warrant Liability [Member]	Additional Paid-In Capital [Member] Series B Warrant Cashless Exercises [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]
Balances at beginning at Dec. 31, 2013																						$ 1,500,000	$ 6,862,939	$ 15,445,109
Balances at beginning (shares) at Dec. 31, 2013																						31,250	119,140	715,039
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock to common stock in IPO																						$ (1,500,000)	$ (6,862,939)	$ (15,445,109)
Conversion of preferred stock to common stock in IPO (shares)																						(31,250)	(119,140)	(715,039)
Balances at ending at Dec. 31, 2014																						$ 0	$ 0	$ 0
Balances at ending (shares) at Dec. 31, 2014																						0	0	0
Balances at beginning at Dec. 31, 2013	$ (34,195,637)							$ 522						$ 19,197,109							$ (53,393,268)
Balances at beginning (shares) at Dec. 31, 2013								522,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	345,435													345,435
Conversion of preferred stock to common stock in IPO	23,808,048							$ 865						23,807,183
Conversion of preferred stock to common stock in IPO, shares								865,429
Stock warrant liability reclassification	1,220,718			$ 18,975										1,220,718			$ 18,975
Issuance of common stock	9,846,552							$ 1,650						9,844,902
Issuance of common stock (shares)								1,650,000
Beneficial conversion feature in connection with related party convertible promissory notes	1,723,984													1,723,984
Conversion of notes payable into common stock in IPO		$ 15,410,110	$ 2,512,119						$ 3,166	$ 552					$ 15,406,944	$ 2,511,567
Conversion of notes payable into common stock in IPO, Shares									3,165,887	552,105
Deferred IPO costs	(1,830,450)													(1,830,450)
Warrants treated as derivative liability					$ (1,494,259)	$ (11,649,106)												$ (1,494,259)	$ (11,649,106)
Net loss	(13,237,616)																				(13,237,616)
Balances at end at Dec. 31, 2014	(11,189,953)							$ 6,769						59,141,405							(70,338,127)
Balances at end (shares) at Dec. 31, 2014								6,769,106
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A Convertible Preferred shares(net of transaction costs of $396,343)																						$ 5
Issuance of Series A Convertible Preferred shares(net of transaction costs of $396,343) (shares)																						4,555
Balances at ending at Dec. 31, 2015																						$ 5	$ 0	$ 0
Balances at ending (shares) at Dec. 31, 2015																						4,555	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	942,369													942,369
Issuance of common stock	293,573	$ 0			156,000	3,720,713	$ 422,540	$ 84	$ 13		$ 24	$ 619	$ 5,880	293,489	$ (13)			155,976	3,720,094	$ 416,660
Issuance of common stock (shares)								83,848	13,407		24,000	619,512	5,879,560
Contribution of Series B warrants	3,332													3,332
Derecognition of warrant liability upon exercise					$ 42,000	$ 18,853,215												$ 42,000	$ 18,853,215
Issuance of shares in conjunction with BDDI asset purchase	112,400							$ 50						112,350
Issuance of shares in conjunction with BDDI asset purchase (shares)								50,000
Issuance of shares to Aspire Capital	183,322							$ 72						183,250
Issuance of shares to Aspire Capital (shares)								71,891
Sales of shares through Aspire ATM vehicle	1,434,194							$ 507						1,433,687
Sales of shares through Aspire ATM vehicle (shares)								506,585
Issuance of Series A Convertible Preferred shares(net of transaction costs of $396,343)	4,158,657													4,158,652
Net loss	(15,908,546)																				(15,908,546)
Balances at end at Dec. 31, 2015	3,223,816							$ 14,018						$ 89,456,466							$ (86,246,673)
Balances at end (shares) at Dec. 31, 2015								14,017,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock to common stock in IPO	2,220,000
Net loss	(9,452,000)
Balances at end at Sep. 30, 2016	$ 5,712,000